Apr. 01, 2020

iShares®

iShares U.S. ETF Trust

Supplement dated April 1, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus

for each series of iShares U.S. ETF Trust

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The following is added to the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks”:

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

The section of each Fund’s Summary Prospectus and Prospectus entitled “A Summary of Principal Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.